INCOME TAX (Details 2) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Net operating losses carried forward	$ 4,784,732	$ 4,217,302
Less: valuation allowance	$ (4,784,732)	$ (4,217,302)
Deferred tax assets